Fair Value Measurements (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
US Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held-in-trust	$ 115,051,039	$ 115,042,608
Helix Acquisition Corp.[Member]
Fair Value Measurements (Details) [Line Items]
Assets held-in-trust		$ 115,042,608	$ 457
Helix Acquisition Corp.[Member] | US Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held-in-trust			$ 115,014,460